JPMORGAN TRUST I
277 PARK AVENUE
NEW YORK, NEW YORK 10172
November 1, 2019
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust I (the “Trust”), on behalf of the
Funds listed in Appendix A (the “Funds”)
File Nos. 333-103022 and 811-21295
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the Funds do not differ from the Prospectuses and Statement of Additional Information contained in the Post-Effective Amendment No. 598 (Amendment No. 599 under the Investment Company Act of 1940) filed electronically on October 24, 2019.
Please contact the undersigned at (212) 648-0919 if you have any questions concerning this filing.
Very truly yours,
/s/ Carmine Lekstutis

Carmine Lekstutis
Assistant Secretary

Appendix A
J.P. Morgan SmartRetirement Blend Funds
JPMorgan SmartRetirement Blend Income Fund
JPMorgan SmartRetirement Blend 2020 Fund
JPMorgan SmartRetirement Blend 2025 Fund
JPMorgan SmartRetirement Blend 2030 Fund
JPMorgan SmartRetirement Blend 2035 Fund
JPMorgan SmartRetirement Blend 2040 Fund
JPMorgan SmartRetirement Blend 2045 Fund
JPMorgan SmartRetirement Blend 2050 Fund
JPMorgan SmartRetirement Blend 2055 Fund
JPMorgan SmartRetirement Blend 2060 Fund